Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Finite lived intangible assets amortization expense	$ 288	$ 49